Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Profit for the period	$ 675,966	$ 477,397
Adjustments for:
Income tax expense (Note 6)	305,991	235,673
Depreciation and amortization of non-current assets	189,864	197,954
Interest income recognized in profit or loss	(16,148)	(23,978)
Interest expense recognized in profit or loss	221,269	290,312
Gain on disposal of equipment	(1,004)	(6,981)
Loss in valuation of financial derivative instruments		108,846
Translation currency effect	(1,632)	16,554
Movements in working capital, excluding acquisition and other non-cash effects:
Trade accounts receivable	(12,508)	12,122
Trade accounts receivable from related parties	83,830	250
Inventory, net	(123,855)	140,933
Prepaid expenses and other assets	(155,991)	(101,669)
Accounts payable to suppliers and accrued expenses	391,231	(360,840)
Provisions	13,317	16,224
Value added tax payable	(43,003)	(10,482)
Trade accounts payable to related parties	(91,953)	(1,237)
Statutory employee profit sharing	(34,861)	(72,137)
Income taxes paid	(329,341)	(404,021)
Employee benefits	7,157	8,812
Net cash generated by operating activities	1,078,329	523,732
Cash flows from investing activities:
Payment for acquisition of subsidiaries, net of cash acquired (Note 3)	(3,406,664)
Payments for property, plant and equipment (Note 11)	(57,302)	(42,908)
Proceeds from disposal of property, plant and equipment, net	5,604	4,415
Collections of receivables from property sales (Note 10)	55,728	51,072
Interest received	16,148	23,978
Net cash used in (generated by) investing activities	(3,386,486)	36,557
Cash flows from financing activities:
Repayment of borrowings	(5,550,550)	(2,115,436)
Proceeds from borrowings	8,844,050	2,450,436
Interest paid	(205,994)	(272,121)
Debt issuance costs (Note 8)	(98,860)
Lease payments (Note 8)	(89,631)	(78,817)
Dividends paid (Note 9)	(398,130)	(449,125)
Net cash generated by (used in) financing activities	2,500,885	(465,063)
Net increase (decrease) in cash and cash equivalents	192,728	95,226
Cash and cash equivalents at the beginning of the period	328,344	296,558
Cash and cash equivalents at the end of the period	$ 521,072	$ 391,784